Public Offering (Details Narrative) - $ / shares	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 28, 2021
Number of shares sold in transaction	11,500,000	11,500,000
Sale of stock price per share	$ 10.00	$ 10.00	$ 10.00
Public Warrant [Member]
Warrant exercise price	11.50	11.50
Common Class A [Member]
Sale of stock price per share	12.50	12.50
Common stock, par value	$ 0.0001	$ 0.0001